UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Woodside Asset Management, Inc.
Address:   3000 Sand Hill Road, 2-160
           Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Shannon A. Hilton
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:



Shannon A. Hilton, Menlo Park, January 18, 2000

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  55
Form 13F Information Table Value Total:  $186,267

List of Other Included Managers:

None

                     Class           MktVal        Prn Invst Oth Voting
Name of Issuer       Title CUSIP     x$1000 Shares Amt Dscrt Mgr Sole   Shr None
-------------------- ----- --------- ------ ------ --- ----- --- ------ --- ----
3Com Corp.           COM   885535104   5124 109025 SH  SOLE      109025 0   0
America Online       COM   02364J104   3526  46475 SH  SOLE       46475 0   0
American Intl Group  COM   026874107   3263  30180 SH  SOLE       30180 0   0
Amgen, Inc.          COM   031162100   4397  73200 SH  SOLE       73200 0   0
AvalonBay Commun.    COM   053484101   3319  95850 SH  SOLE       95850 0   0
BMC Software         COM   055921100   3673  45950 SH  SOLE       45950 0   0
Barrick Gold Corp.   COM   067901108   2642 149349 SH  SOLE      149349 0   0
Biogen, Inc.         COM   090597105   5011  59303 SH  SOLE       59303 0   0
Black Box Corp.      COM   091826107   3832  57200 SH  SOLE       57200 0   0
Boston Properties    COM   101121101   3208 103075 SH  SOLE      103075 0   0
Broadvision Inc.     COM   111412102   1143   6720 SH  SOLE        6720 0   0
Capital One Financ.  COM   14040h105   3116  64655 SH  SOLE       64655 0   0
Chase Manhattan Corp COM   16161A108   2629  33844 SH  SOLE       33844 0   0
Cisco Systems        COM   17275R102   2294  21416 SH  SOLE       21416 0   0
Citrix Systems       COM   177376100    377   3066 SH  SOLE        3066 0   0
Commscope, Inc.      COM   203372107   1369  33950 SH  SOLE       33950 0   0
Costco Wholesale Crp COM   22160q102   4364  47825 SH  SOLE       47825 0   0
DLT & Storage Systms COM   747906204   1034  68342 SH  SOLE       68342 0   0
Dell Computer Corp.  COM   247025109   3565  69900 SH  SOLE       69900 0   0
EMC Corp. Mass.      COM   268648102    284   2600 SH  SOLE        2600 0   0
Ecolab               COM   278865100   3702  94615 SH  SOLE       94615 0   0
Equity Residential   COM   29476L107   3306  77450 SH  SOLE       77450 0   0
Ethyl Corporation    COM   297659104     66  18750 SH  SOLE       18750 0   0
ExxonMobil Corp.     COM   30231G102    227   2820 SH  SOLE        2820 0   0
Franco-Nevada Mining COM   351860101    873  56056 SH  SOLE       56056 0   0
GAP, Inc.            COM   364760108   3528  76700 SH  SOLE       76700 0   0
General Electric     COM   369604103   3513  22700 SH  SOLE       22700 0   0
Global Crossing, Ltd COM   G3921A100   4920  98400 SH  SOLE       98400 0   0
Hard Disk Drive Grp  COM   747906303    237  34170 SH  SOLE       34170 0   0
Hewlett Packard      COM   428236103   5412  47578 SH  SOLE       47578 0   0
Imperial Bancorp     COM   452556103   3344 138600 SH  SOLE      138600 0   0
Intel Corporation    COM   458140100   3264  39650 SH  SOLE       39650 0   0
IBM                  COM   459200101    356   3300 SH  SOLE        3300 0   0
Internet Capital Grp COM   46059C106   4823  28370 SH  SOLE       28370 0   0
Johnson & Johnson    COM   478160104    350   3758 SH  SOLE        3758 0   0
Legato Systems       COM   524651106    628   9120 SH  SOLE        9120 0   0
Ligand Pharmaceuticl COM   53220K207   2084 161900 SH  SOLE      161900 0   0
Lucent Technologies  COM   549463107   4132  55088 SH  SOLE       55088 0   0
MCI Worldcom Inc.    COM   55268b106   3788  71382 SH  SOLE       71382 0   0
MICROS Systems, Inc. COM   594901100   3321  44880 SH  SOLE       44880 0   0
Microsoft            COM   594918104   5058  43325 SH  SOLE       43325 0   0
Mpath Interactive    COM   62473C101   5212 195758 SH  SOLE      195758 0   0
Nabors Ind.          COM   629568106   1929  62366 SH  SOLE       62366 0   0
Nokia Corp. ADR      COM   654902204    267   1400 SH  SOLE        1400 0   0
Nortel Networks Corp COM   656569100    299   2964 SH  SOLE        2964 0   0
Oracle Corporation   COM   68389x105  13688 122150 SH  SOLE      122150 0   0
Qualcomm Inc.        COM   747525103  31944 181372 SH  SOLE      181372 0   0
Royal Dutch Petrol.  COM   780257804   3406  56237 SH  SOLE       56237 0   0
Sandisk              COM   80004C101    297   3090 SH  SOLE        3090 0   0
Simon Property Group COM   828781104   2702 117795 SH  SOLE      117795 0   0
SpectraLink Corp.    COM   847580107    118  16239 SH  SOLE       16239 0   0
Spieker Properties   COM   848497103   3647 100100 SH  SOLE      100100 0   0
Sun Microsystems     COM   866810104    751   9700 SH  SOLE        9700 0   0
Vornado Realty Trust COM   929042109   3107  95600 SH  SOLE       95600 0   0
WEBS Indx Fund Japan COM   92923h889   3798 232800 SH  SOLE      232800 0   0
